Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	ECOLAB INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9328
Entity Tax Identification Number	41-0231510
Entity Address, Address Line One	1 Ecolab Place
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ECL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000031462
Amendment Flag	false